CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital		Share premium and other capital reserve		Accumulated deficit	Total equity	Non-controlling Interests	Total
Balance at Dec. 31, 2018	$ 142		$ 187,701		$ (137,790)	$ 50,053	$ 253	$ 50,306
Loss	0		0		(18,112)	(18,112)	(1,003)	(19,115)
Issuance of subsidiary's ordinary shares to non-controlling interests	0		17,406		0	17,406	10,042	27,448
Benefit to non-controlling interests regarding share-based compensation	0		(17)		0	(17)	17	0
Share-based compensation	0		814		0	814	764	1,578
Balance at Dec. 31, 2019	142		205,904		(155,902)	50,144	10,073	60,217
Loss	0		0		(23,374)	(23,374)	(2,832)	(26,206)
Forfeiture of non-controlling interests regarding share-based compensation	0		238		0	238	(238)	0
Issuance of ordinary shares on September 2, 2020	35		9,766		0	9,801	0	9,801
Issuance of ordinary shares on November 2, 2020	23		8,834		0	8,857	0	8,857
Exercise of subsidiary options	0		(73)		0	(73)	82	9
Benefit to non-controlling interests regarding share-based compensation	0		(10)		0	(10)	10	0
Exercise of options	0	[1]	107		0	107	0	107
Share-based compensation	0		355		0	355	3,742	4,097
Balance at Dec. 31, 2020	200		225,121		(179,276)	46,045	10,837	56,882
Loss	0		0		(27,793)	(27,793)	(2,652)	(30,445)
Issuance of ordinary shares,net	27		29,555		0	29,582	0	29,582
Forfeiture of non-controlling interests regarding share-based compensation	0		536		0	536	(536)	0
Exercise of subsidiary options	0		(378)		0	(378)	378	0
Exercise of pre-funded warrants	6		4,359		0	4,365	0	4,365
Benefit to non-controlling interests regarding share-based compensation	0		(23)		0	(23)	23	0
Exercise of options	1		426		0	427	0	427
RSU's Vested		[1]		[1]	0	0	0	0
Share-based compensation and RSUs	0		892		0	892	1,717	2,609
Balance at Dec. 31, 2021	$ 234		$ 260,488		$ (207,069)	$ 53,653	$ 9,767	$ 63,420

[1]	Represents an amount lower than $1